LONG-TERM DEBT - DSS HOLDINGS L.P. AND SUBSIDIARIES (Tables) - DSS holding	9 Months Ended
Dec. 31, 2018
Schedule of long-term debt

Long-term debt at December 31, 2018 and March 31, 2018 was comprised of the following:

	December 31,	March 31,
	2018	2018
$460 Facility	$315,368,000	$375,270,000
$235 Facility	186,923,070	194,615,380
$75 Facility	61,875,000	65,625,000
$66 Facility	56,199,443	59,491,503
$30 LOC	20,322,581	—
$20 LOC	6,000,000	6,000,000
Total	646,688,094	701,001,883
Less: Unamortized debt issuance costs	(7,147,186)	(9,266,324)
Less: Current portion	(97,315,075)	(80,372,494)
Long-term debt, net of deferred financing costs	$542,225,833	$611,363,065

Schedule of interest rates on the debt, excluding the impact of swaps and commitment fees

Additionally, the table includes the range of interest rates on the debt, excluding the impact of swaps and commitment fees:

	For the Nine	For the	For the
	Months Ended	Year Ended	Year Ended
	December 31,	March 31,	March 31,
	2018	2018	2017
Effective interest rate	4.80%	4.07%	3.76%
Range of interest rates (excluding impact of swaps and commitment fees)	4.50% to 5.64%	3.35% to 5.56%	2.83% to 4.25%

Schedule of aggregate maturities of debt	Aggregate maturities of debt during the next five years from December 31, 2018 are as follows:

2019	$97,315,075
2020	70,992,494
2021	431,505,525
2022	5,000,000
2023	41,875,000
Total	$646,688,094